Trade Receivables and Contract Assets - Summary of Trade Receivables and Contract Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables And Contract Assets [Abstract]
Trade receivables	€ 302,655	€ 308,425
Allowance for expected credit losses	(6,704)	(6,656)	€ (5,961)
Total trade receivables	€ 295,951	€ 301,769